Wilson Bank Holding Company - Parent Company Financial Information - Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash	$ 99,191	$ 95,518	$ 47,918	$ 109,253
Deferred income taxes	8,901	7,424
Total assets	2,543,682	2,317,033
LIABILITIES AND STOCKHOLDERS’ EQUITY
Total liabilities	2,248,015	2,049,303
Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 10,623,810 and 10,450,711 shares issued and outstanding, respectively	21,248	20,901
Additional paid-in capital	73,960	66,047
Retained earnings	208,164	185,017
Net unrealized losses on available-for-sale securities, net of income taxes of $527 and $421, respectively	(7,705)	(4,235)
Total stockholders’ equity	295,667	267,730	244,620	223,438
Total liabilities and stockholders’ equity	2,543,682	2,317,033
Wilson Bank Holding Company
ASSETS
Cash	2,759	1,589	$ 1,678	$ 1,685
Investment in wholly-owned commercial bank subsidiary	293,420	266,159
Deferred income taxes	469	178
Refundable income taxes	177	181
Total assets	296,825	268,107
LIABILITIES AND STOCKHOLDERS’ EQUITY
Stock appreciation rights payable	1,158	377
Total liabilities	1,158	377
Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 10,623,810 and 10,450,711 shares issued and outstanding, respectively	21,248	20,901
Additional paid-in capital	73,960	66,047
Retained earnings	208,164	185,017
Net unrealized losses on available-for-sale securities, net of income taxes of $527 and $421, respectively	(7,705)	(4,235)
Total stockholders’ equity	295,667	267,730
Total liabilities and stockholders’ equity	$ 296,825	$ 268,107